767 Fifth Avenue New York, NY 10153-0119 +1 212 310 8000 tel +1 212 310 8007 fax

March 25, 2014	Heather L. Emmel +1 (212) 310-8849 heather.emmel@weil.com

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington D.C. 20549

Re:	Confidential Submission of Draft Form S-1 by Lantheus MI Holdings, Inc.

Ladies and Gentlemen:

On behalf of Lantheus MI Holdings, Inc. (the “Company”), we confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012, as amended, for non-public review by the Staff of the U.S. Securities and Exchange Commission (the “Staff”) prior to the public filing of the Registration Statement.

Should members of the Staff have any questions or comments concerning this submission, please contact me at (212) 310-8849.

Best regards,

/s/Heather L. Emmel

Heather L. Emmel, Esq.

Enclosure

cc: Michael P. Duffy, Esq. Lantheus MI Holdings, Inc.